Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Computer Software
Finite Lived Intangible Assets [Line Items]
Estimated useful life	3 years
License
Finite Lived Intangible Assets [Line Items]
Estimated useful life	5 years